CASH AND CASH EQUIVALENTS - Tabular disclosure (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash and cash equivalents [line items]
Total cash and cash equivalents	$ 17,032,857	$ 36,642,829	$ 34,025,535	$ 30,117,236
Colombia, Pesos
Disclosure of cash and cash equivalents [line items]
Cash	3,663,165	3,508,811
Deposits in the Colombian central bank	4,541,687	4,752,234
Demand deposits in banks and other financial entities	1,712,116	725,100
Clearing houses	2,109	899
Investments in debt securities maturing in under three months	4,013
Cash held for specific purposes	1,136,975	854,994
Total cash and cash equivalents	11,060,065	9,842,038
Foreign currency [member]
Disclosure of cash and cash equivalents [line items]
Cash	103,696	2,867,651
Demand deposits in banks and other financial entities	5,245,531	22,062,202
Investments in debt securities maturing in under three months	623,565	1,707,136
Cash held for specific purposes		163,802
Total cash and cash equivalents	$ 5,972,792	$ 26,800,791